Subsequent Events (Details Narrative) (10-K) - USD ($)											6 Months Ended
	Sep. 30, 2020	Sep. 15, 2020	Sep. 09, 2020	Sep. 01, 2020	Jun. 30, 2020	Apr. 28, 2020	Apr. 25, 2020	Nov. 20, 2019	Nov. 18, 2019	Oct. 15, 2019	Sep. 30, 2020
Reverse stock splits					As a result of the Reverse Split, each (100) units of Equity Instrument issued and outstanding prior to the Reverse Split were converted into one (1) unit of Equity Instrument.					As a result of the Reverse Split, each 100 shares of common stock issued and outstanding prior to the Reverse Split were converted into one (1) common stock.	As a result of the Reverse Splits, each 100 shares of common stock issued and outstanding prior to the Reverse Splits were converted into one (1) common stock. All share and per share numbers in these financial statements have been revised retroactively to take into account this Reverse Split.
Series A Preferred Stock [Member]
Converted shares	8,000
Investor [Member]
Number of shares of common stock						600
Chief Executive Officer [Member]
Conversion of stock, shares issued	8,000,000
Stock Subscription Agreement [Member] | Investor [Member]
Number of shares of common stock							60,000
Sale of stock price							$ 0.50
Cash consideration							$ 30,000
Stock Subscription Agreement [Member] | Investor [Member]
Number of shares of common stock		300,000	100,000	400,000		60,000	600
Sale of stock price				$ 0.50
Cash consideration				$ 200,000				$ 25,000	$ 100,000